Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments, Gain (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain on derivatives	$ 237,618	$ 1,698,462	$ 240,153
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	4,771,235	(126,241)	(2,183,187)
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Income (loss) Reclassification from OCI	0		265,610
Interest Rate Swap — Change in Fair Value	(570,539)	1,697,401
Interest Rate Swap — Realized (expense)/income	808,157	1,061	(25,457)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Realized (expense)/income	$ 4,771,235	$ (126,241)	$ (2,183,187)